UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
March 31, 2013

Shares	Description (1)	Value
Common Stocks – 99.8% (5)
Aerospace & Defense – 1.8%
37,352	Boeing Company	$ 3,206,669
48,538	Honeywell International Inc.	3,657,338
8,874	Huntington Ingalls Industries Inc.	473,250
17,575	Lockheed Martin Corporation	1,696,339
31,240	Northrop Grumman Corporation	2,191,486
32,796	Raytheon Company	1,928,077
31,622	United Technologies Corporation	2,954,443
Total Aerospace & Defense	16,107,602
Air Freight & Logistics – 0.8%
82,888	United Parcel Service, Inc., Class B	7,120,079
Auto Components – 0.1%
60,739	Gentex Corporation	1,215,387
Automobiles – 0.5%
213,263	Ford Motor Company	2,804,408
33,442	Harley-Davidson, Inc.	1,782,459
Total Automobiles	4,586,867
Beverages – 2.0%
258,924	Coca-Cola Company	10,470,887
28,504	Monster Beverage Corporation, (2)	1,360,781
74,796	PepsiCo, Inc.	5,917,112
Total Beverages	17,748,780
Biotechnology – 3.0%
106,615	Celgene Corporation, (2)	12,357,745
292,366	Gilead Sciences, Inc., (2)	14,305,468
Total Biotechnology	26,663,213
Capital Markets – 1.5%
129,710	Charles Schwab Corporation	2,294,570
48,725	Eaton Vance Corporation	2,038,167
20,275	Goldman Sachs Group, Inc.	2,983,466
43,099	Legg Mason, Inc.	1,385,633
101,241	Morgan Stanley	2,225,277
61,497	Waddell & Reed Financial, Inc., Class A	2,692,339
Total Capital Markets	13,619,452
Chemicals – 1.6%
35,894	Dow Chemical Company	1,142,865
26,873	E.I. Du Pont de Nemours and Company	1,321,077
61,739	Eastman Chemical Company	4,313,704
37,024	Monsanto Company	3,910,845
10,878	Potash Corporation of Saskatchewan	426,962
95,980	RPM International, Inc.	3,031,048
Total Chemicals	14,146,501
Commercial Banks – 2.0%
71,851	Fifth Third Bancorp.	1,171,890
86,613	First Horizon National Corporation	925,027
143	HSBC Holdings PLC, Sponsored ADR	7,628
6	Lloyds TSB Group PLC, Sponsored ADR, (2)	18
174,188	U.S. Bancorp	5,910,199
267,373	Wells Fargo & Company	9,890,127
Total Commercial Banks	17,904,889
Commercial Services & Supplies – 0.4%
23,371	Deluxe Corporation	967,559
49,936	R.R. Donnelley & Sons Company	601,729
53,708	Waste Management, Inc.	2,105,891
Total Commercial Services & Supplies	3,675,179
Communications Equipment – 3.6%
45,063	ADTRAN, Inc.	885,488
13,861	Aviat Networks Inc., (2)	46,712
630,518	Cisco Systems, Inc.	13,184,131
19,247	Harris Corporation	891,906
14,940	Motorola Solutions Inc.	956,608
244,139	QUALCOMM, Inc.	16,345,106
Total Communications Equipment	32,309,951
Computers & Peripherals – 7.0%
113,500	Apple, Inc.	50,238,505
211,358	Dell Inc.	3,028,760
157,114	EMC Corporation, (2)	3,753,453
114,325	Hewlett-Packard Company	2,725,508
65,269	NetApp, Inc., (2)	2,229,589
Total Computers & Peripherals	61,975,815
Consumer Finance – 0.9%
51,885	American Express Company	3,500,162
55,844	Discover Financial Services	2,504,045
77,393	SLM Corporation	1,585,009
Total Consumer Finance	7,589,216
Containers & Packaging – 0.5%
59,259	Packaging Corp. of America	2,658,951
50,628	Sonoco Products Company	1,771,474
Total Containers & Packaging	4,430,425
Distributors – 0.3%
31,204	Genuine Parts Company	2,433,912
Diversified Consumer Services – 0.1%
35,953	Hillenbrand Inc.	908,892
Diversified Financial Services – 2.9%
600,967	Bank of America Corporation	7,319,778
122,510	Citigroup Inc.	5,419,842
53,445	CME Group, Inc.	3,280,989
3,691	ING Groep N.V., Sponsored ADR, (2)	26,612
201,985	JPMorgan Chase & Co.	9,586,208
Total Diversified Financial Services	25,633,429
Diversified Telecommunication Services – 2.2%
296,511	AT&T Inc.	10,878,989
93,521	Frontier Communications Corporation	372,214
174,210	Verizon Communications Inc.	8,562,422
Total Diversified Telecommunication Services	19,813,625
Electric Utilities – 1.7%
38,821	Companhia Energetica de Minas Gerais, Sponsored ADR	460,029
62,044	Duke Energy Corporation	4,503,774
112,676	Great Plains Energy Incorporated	2,612,956
50,368	OGE Energy Corp.	3,524,753
129,707	Pepco Holdings, Inc.	2,775,730
25,438	Pinnacle West Capital Corporation	1,472,606
Total Electric Utilities	15,349,848
Electrical Equipment – 1.5%
14,520	Eaton PLC	889,350
51,549	Emerson Electric Company	2,880,043
11,240	Hubbell Incorporated, Class B	1,091,516
31,575	Rockwell Automation, Inc.	2,726,501
42,974	Roper Industries Inc.	5,471,020
Total Electrical Equipment	13,058,430
Electronic Equipment & Instruments – 0.1%
88,036	Corning Incorporated	1,173,520
Energy Equipment & Services – 1.7%
25,308	Diamond Offshore Drilling, Inc.	1,760,424
36,079	Ensco International PLC, Class A, Sponsored ADR	2,164,740
90,607	Halliburton Company	3,661,429
54,107	Patterson-UTI Energy, Inc.	1,289,911
75,828	Schlumberger Limited	5,678,759
17,510	Tidewater Inc.	884,255
Total Energy Equipment & Services	15,439,518
Food & Staples Retailing – 1.8%
93,299	CVS Caremark Corporation	5,130,512
82,219	Kroger Co.	2,724,738
38,974	SUPERVALU INC.	196,429
62,176	Walgreen Co.	2,964,552
61,327	Wal-Mart Stores, Inc.	4,589,099
Total Food & Staples Retailing	15,605,330
Food Products – 0.8%
49,868	Kraft Foods Inc., Class A	2,569,698
149,606	Mondelez International Inc.	4,579,440
Total Food Products	7,149,138
Gas Utilities – 1.3%
57,627	AGL Resources Inc.	2,417,453
34,085	Atmos Energy Corporation	1,455,089
41,373	National Fuel Gas Company	2,538,234
99,610	ONEOK, Inc.	4,748,409
Total Gas Utilities	11,159,185
Health Care Equipment & Supplies – 1.7%
91,444	Abbott Laboratories	3,229,802
68,517	Baxter International, Inc.	4,977,075
36,821	Hill Rom Holdings Inc.	1,296,836
97,109	Hologic Inc., (2)	2,194,663
69,279	Medtronic, Inc.	3,253,342
Total Health Care Equipment & Supplies	14,951,718
Health Care Providers & Services – 2.0%
41,994	Aetna Inc.	2,146,733
62,293	Brookdale Senior Living Inc., (2)	1,736,729
27,564	Coventry Health Care, Inc.	1,296,335
106,974	Express Scripts, (2)	6,167,051
75,497	UnitedHealth Group Incorporated	4,319,183
37,032	Wellpoint Inc.	2,452,629
Total Health Care Providers & Services	18,118,660
Hotels, Restaurants & Leisure – 1.6%
51,390	International Game Technology	847,935
8,487	Las Vegas Sands	478,242
90,852	McDonald’s Corporation	9,057,036
21,179	Starwood Hotels & Resorts Worldwide, Inc.	1,349,738
23,029	Wynn Resorts Ltd	2,882,310
Total Hotels, Restaurants & Leisure	14,615,261
Household Durables – 0.6%
68,264	KB Home	1,486,107
54,753	Newell Rubbermaid Inc.	1,429,053
19,851	Whirlpool Corporation	2,351,549
Total Household Durables	5,266,709
Household Products – 1.8%
41,616	Colgate-Palmolive Company	4,911,936
139,512	Procter & Gamble Company	10,750,795
Total Household Products	15,662,731
Industrial Conglomerates – 1.7%
21,774	3M Co.	2,314,794
540,880	General Electric Company	12,505,146
Total Industrial Conglomerates	14,819,940
Insurance – 2.6%
59,372	Allstate Corporation	2,913,384
23,207	American International Group, (2)	900,896
26,066	Arthur J. Gallagher & Co.	1,076,786
82,207	Berkshire Hathaway Inc., Class B, (2)	8,565,969
92,800	CNO Financial Group Inc.	1,062,560
60,339	Fidelity National Title Group Inc., Class A	1,522,353
65,958	Genworth Financial Inc., Class A, (2)	659,580
23,657	Hartford Financial Services Group, Inc.	610,351
13,952	Kemper Corporation	454,975
35,717	Lincoln National Corporation	1,164,731
103,489	Marsh & McLennan Companies, Inc.	3,929,477
Total Insurance	22,861,062
Internet & Catalog Retail – 2.0%
62,713	Amazon.com, Inc., (2)	16,712,387
27,170	HSN, Inc.	1,490,546
Total Internet & Catalog Retail	18,202,933
Internet Software & Services – 4.7%
39,603	Akamai Technologies, Inc., (2)	1,397,590
58,343	Earthlink, Inc.	316,219
194,369	eBay Inc., (2)	10,538,687
32,580	Google Inc., Class A, (2)	25,869,497
22,576	IAC/InterActiveCorp.	1,008,696
59,649	VeriSign, Inc., (2)	2,820,205
Total Internet Software & Services	41,950,894
IT Services – 3.5%
117,025	Automatic Data Processing, Inc.	7,608,966
61,069	Fidelity National Information Services	2,419,554
54,830	International Business Machines Corporation (IBM)	11,695,239
14,762	Lender Processing Services Inc.	375,841
108,876	Paychex, Inc.	3,818,281
32,522	Visa Inc., Class A	5,523,536
Total IT Services	31,441,417
Leisure Equipment & Products – 0.7%
70,638	Mattel, Inc.	3,093,238
29,666	Polaris Industries Inc.	2,743,808
Total Leisure Equipment & Products	5,837,046
Machinery – 1.9%
36,452	Caterpillar Inc.	3,170,230
18,970	Deere & Company	1,631,041
43,913	Graco Inc.	2,548,271
23,133	Joy Global Inc.	1,376,876
27,707	SPX Corporation	2,187,745
40,513	Stanley Black & Decker Inc.	3,280,338
50,568	Timken Company	2,861,137
Total Machinery	17,055,638
Media – 4.1%
310,268	Comcast Corporation, Special Class A	12,292,818
97,817	New York Times, Class A, (2)	958,607
300,675	News Corporation, Class A	9,176,601
58,689	Omnicom Group, Inc.	3,456,782
82,498	Regal Entertainment Group, Class A	1,375,242
159,010	Walt Disney Company	9,031,768
Total Media	36,291,818
Metals & Mining – 0.7%
268,308	Alcoa Inc.	2,285,984
20,083	Barrick Gold Corporation	590,440
53,761	Freeport-McMoRan Copper & Gold, Inc.	1,779,489
148,596	Hecla Mining Company	586,954
28,154	Southern Copper Corporation	1,057,746
Total Metals & Mining	6,300,613
Multiline Retail – 0.9%
52,643	Macy’s, Inc.	2,202,583
44,360	Nordstrom, Inc.	2,450,003
21,415	Sears Holding Corporation, (2)	1,070,108
37,279	Target Corporation	2,551,748
Total Multiline Retail	8,274,442
Multi-Utilities – 0.6%
62,041	Ameren Corporation	2,172,676
97,043	Public Service Enterprise Group Incorporated	3,332,457
Total Multi-Utilities	5,505,133
Oil, Gas & Consumable Fuels – 5.5%
97,595	Chevron Corporation	11,596,238
2,747	CNOOC Limited, Sponsored ADR	526,051
81,203	ConocoPhillips	4,880,300
211,742	Exxon Mobil Corporation	19,080,072
27,119	Hess Corporation	1,941,992
51,327	Occidental Petroleum Corporation	4,022,497
3,274	PetroChina Company Limited, Sponsored ADR	431,579
54,850	Phillips 66	3,837,855
122,639	SandRidge Energy Inc., (2)	646,308
39,133	StatoilHydro ASA, Sponsored ADR	963,454
23,753	Suncor Energy, Inc.	712,828
Total Oil, Gas & Consumable Fuels	48,639,174
Pharmaceuticals – 5.4%
91,444	AbbVie Inc.	3,729,086
151,837	Bristol-Myers Squibb Company	6,254,166
106,819	Eli Lilly and Company	6,066,251
1,112	GlaxoSmithKline PLC, Sponsored ADR	52,164
137,675	Johnson & Johnson	11,224,643
200,466	Merck & Company Inc.	8,866,611
426,308	Pfizer Inc.	12,303,249
Total Pharmaceuticals	48,496,170
Professional Services – 0.2%
29,079	Manpower Inc.	1,649,361
18,692	Resources Connection, Inc.	237,388
Total Professional Services	1,886,749
Real Estate Investment Trust – 2.0%
60,679	Apartment Investment & Management Company, Class A	1,860,418
69,975	Brandywine Realty Trust	1,039,129
34,687	CBL & Associates Properties Inc.	818,613
129,993	CubeSmart	2,053,889
114,294	DCT Industrial Trust Inc.	845,776
43,378	Health Care REIT, Inc.	2,945,800
79,809	Lexington Corporate Properties Trust	941,746
46,608	Liberty Property Trust	1,852,668
71,664	Ventas Inc.	5,245,805
Total Real Estate Investment Trust	17,603,844
Road & Rail – 0.7%
41,968	Union Pacific Corporation	5,976,663
Semiconductors & Equipment – 3.2%
98,918	Altera Corporation	3,508,621
64,144	Analog Devices, Inc.	2,982,055
107,440	Broadcom Corporation, Class A	3,724,945
699,018	Intel Corporation	15,273,543
26,060	Intersil Holding Corporation, Class A	226,983
81,111	Linear Technology Corporation	3,112,229
Total Semiconductors & Equipment	28,828,376
Software – 7.1%
296,620	Activision Blizzard Inc.	4,321,753
134,980	Adobe Systems Incorporated, (2)	5,872,980
79,219	Autodesk, Inc., (2)	3,266,992
1,031,756	Microsoft Corporation	29,518,539
615,763	Oracle Corporation	19,913,775
Total Software	62,894,039
Specialty Retail – 2.5%
20,823	Abercrombie & Fitch Co., Class A	962,023
59,432	American Eagle Outfitters, Inc.	1,111,378
51,495	Best Buy Co., Inc.	1,140,614
58,779	CarMax, Inc., (2)	2,451,084
73,397	Gap, Inc.	2,598,254
96,877	Home Depot, Inc.	6,760,077
58,013	Limited Brands, Inc.	2,590,857
111,815	Lowe’s Companies, Inc.	4,240,025
Total Specialty Retail	21,854,312
Thrifts & Mortgage Finance – 0.1%
40,800	MGIC Investment Corporation, (2)	201,960
56,714	New York Community Bancorp Inc.	813,846
Total Thrifts & Mortgage Finance	1,015,806
Tobacco – 1.6%
72,934	Altria Group, Inc.	2,508,200
111,624	Philip Morris International	10,348,661
36,132	Reynolds American Inc.	1,607,513
Total Tobacco	14,464,374
Wireless Telecommunication Services – 0.3%
4,018	China Mobile Limited, Sponsored ADR	213,476
444,739	Sprint Nextel Corporation, (2)	2,761,829
Total Wireless Telecommunication Services	2,975,305
Total Common Stocks (cost $574,684,356)	888,609,010

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
Short-Term Investments – 4.9%
$ 44,031	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/13, repurchase price $44,031,539, collateralized by $45,125,000 U.S. Treasury Notes, 0.500%, due 7/31/17, value $44,916,658	0.010%	4/01/13	$ 44,031,490
Total Short-Term Investments (cost $44,031,490)	44,031,490
Total Investments (cost $618,715,846) – 104.7%	932,640,500
Other Assets Less Liabilities – (4.7)% (3)	(41,488,633)
Net Assets – 100%	$ 891,151,867

Investments in Derivatives as of March 31, 2013

Call Options Written outstanding:

Number of	Notional	Expiration	Strike
Contracts	Type	Amount (4)	Date	Price	Value (3)
Call Options Written – (2.7)%
(816)	MINI-Nasdaq-100 Index	$ (22,440,000)	4/20/13	$ 275.0	$ (646,680)
(2,003)	MINI-Nasdaq-100 Index	(55,583,250)	4/20/13	277.5	(1,171,755)
(2,025)	MINI-Nasdaq-100 Index	(56,700,000)	4/20/13	280.0	(763,425)
(1,031)	MINI-Nasdaq-100 Index	(28,610,250)	5/18/13	277.5	(780,983)
(963)	MINI-Nasdaq-100 Index	(26,964,000)	5/18/13	280.0	(503,168)
(935)	MINI-Nasdaq-100 Index	(26,413,750)	5/18/13	282.5	(437,112)
(1,018)	S&P 500 Index	(152,700,000)	4/20/13	1,500.0	(7,146,360)
(489)	S&P 500 Index	(74,572,500)	4/20/13	1,525.0	(2,339,865)
(835)	S&P 500 Index	(129,425,000)	4/20/13	1,550.0	(2,300,425)
(525)	S&P 500 Index	(80,062,500)	5/18/13	1,525.0	(2,861,250)
(578)	S&P 500 Index	(88,723,000)	5/18/13	1,535.0	(2,705,040)
(762)	S&P 500 Index	(118,110,000)	5/18/13	1,550.0	(2,727,960)
(11,980)	Total Call Options Written (premiums received $17,815,020)	$(860,304,250)	$(24,384,023)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 888,609,010	$ –	$ –	$ 888,609,010
Short-Term Investments:
Repurchase Agreements	–	44,031,490	–	44,031,490
Derivatives:
Call Options Written	(24,384,023)	–	–	(24,384,023)
Total	$ 864,224,987	$ 44,031,490	$ –	$ 908,256,477

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2013, the cost of investments (excluding investments in derivatives) was $619,195,570.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 346,616,314
Depreciation	(33,171,384)

Net unrealized appreciation (depreciation) of investments	$ 313,444,930

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding call options written.
ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2013

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2013